NOTES PAYABLE (Tables)	9 Months Ended
Mar. 31, 2013
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Promissory note, secured by all of the assets of the Company; 10% interest, due April 30, 2013	$150,000
$150,000